Acquisitions Discontinued Operations (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic	0.02	0.00	0.01	0.00	0.02	0.00	0.01	0.03	0.03	0.05	(0.06)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax	$ 225	$ (12)	$ 75	$ 31	$ 112	$ 30	$ 37	$ 153	$ 319	$ 332	$ (330)
Gathering and Processing Assets [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue									12,343	17,024
Disposal Group, Including Discontinued Operation, Operating Expense									12,024	16,692
Income (Loss) from Discontinued Operations, Net of Tax, Per Outstanding Limited Partnership Unit, Basic										0.05
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax									$ 319	$ 332